Other assets (Favorable contracts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets- Favorable contracts
Balance at beginning of period	$ 357.3	$ 357.3	$ 357.3	$ 357.3	$ 357.3
Accumulated amortization			(226.7)	(152.3)	(81.7)
Net carrying amount			$ 130.6	$ 205.0	$ 275.6
Amortization of favorable contracts	(74.4)	(70.6)
Balance at end of period	$ 357.3	$ 357.3